SUPPLEMENTAL CASH FLOW INFORMATION - Non-cash Working Capital (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash Flow Statement [Abstract]
Accounts receivable	$ (142)	$ 208	$ (81)
Inventory	(86)	(67)	114
Prepayments and other	(204)	(12)	20
Accounts payable and other	102	(692)	(166)
Changes in non-cash working capital, net	$ (330)	$ (563)	$ (113)